Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 309,120	$ 545,022
Debt issuance costs	3,124	4,126
Non-current financial liabilities	305,996	540,896
Between 1 and 2 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	133,091	278,397
Later than one year and not later than five years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	127,463	$ 266,625
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 48,566